VARIABLE INTEREST ENTITY (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Qinghai Sanjiang Power Agriculture Co Limited [Member]	Dec. 31, 2012 Qinghai Sanjiang Power Agriculture Co Limited [Member]
Unconsolidated equity investee		$ 0	$ 1,258,607	$ 2,251,359	$ 2,251,359
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	45.00%